Balance Sheet Details - Schedule of Fixed Assets and Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed Assets
Machinery and equipment	$ 2,810,226	$ 2,841,388	$ 2,728,468
Furniture and office equipment	157,391	147,976	143,726
Computer equipment and software	1,430,669	1,637,034	620,582
Leasehold improvements	570,174	553,529	517,968
Financed equipment	2,526,081	2,294,762	1,559,690
Construction in process	128,377	2,975	169,896
Total fixed assets, gross	7,622,918	7,477,664	5,740,330
Less accumulated depreciation and amortization	(4,721,924)	(4,354,097)	(3,933,999)
Total fixed assets, net	2,900,994	3,123,567	1,806,331
Accrued Liabilities
Interest payable		326,602	20,776
Accrued payroll	387,162	224,813	168,727
Accrued vacation	470,473	474,953	364,953
Accrued bonuses	804,281	375,000	422,868
Accrued sales commissions	42,168	104,509	77,844
Current portion of deferred rent	147,771	116,681	67,085
Accrued other	102,115	129,805	37,783
Total accrued liabilities	$ 1,953,970	$ 1,425,761	$ 1,160,036